Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Property, Plant and Equipment [Line Items]
Depletion expense on capitalized oil and natural gas properties					$ 122,200,000	$ 37,000,000	$ 24,900,000
Capitalized interest					8,300,000	0	0
Abandonment and impairment expense				$ 4,200,000		4,500,000	5,300,000
Impaired expense	$ 0	$ 0
Amortization expense on oil and gas properties	11,300,000	$ 7,400,000	$ 19,600,000		36,000,000	19,600,000	$ 0
Reserve for bad debts			$ 0		3,300,000	0
Bad debts expense						$ 0
Contribution to the plan					$ 1,200,000
Operating liabilities	7,139,000
Right-of-use asset	$ 6,068,000
401(k)
Property, Plant and Equipment [Line Items]
Employer match contribution percent					6.00%
Profit-sharing
Property, Plant and Equipment [Line Items]
Employer match contribution percent					8.00%
Proved oil and natural gas properties
Property, Plant and Equipment [Line Items]
Impaired expense					$ 0
Subsequent event | ASU 2016-02 | Forecast | Minimum
Property, Plant and Equipment [Line Items]
Operating liabilities								$ 7,000,000
Right-of-use asset								7,000,000
Subsequent event | ASU 2016-02 | Forecast | Maximum
Property, Plant and Equipment [Line Items]
Operating liabilities								12,000,000
Right-of-use asset								$ 12,000,000